Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Loans and Borrowings [Abstract]
Schedule of Loans and Borrowings	The book value of loans and borrowings are as follows:
	At June 30 2023 £’000	At December 31 2022 £’000
Current
Stocking loans	82,350	161,592
Subscription facilities	763	14,983
Secured asset financing	1,024	1,479
Bank loans	-	30
	84,137	178,084
Non-current
Secured asset financing	2,338	4,113
	2,338	4,113
Total loans and borrowings	86,475	182,197